Investments (Details 49) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment in leveraged leases
Rental receivables, net	$ 1,859	$ 1,882
Estimated residual values	1,657	1,682
Subtotal	3,516	3,564
Unearned income	(1,268)	(1,373)
Investment in leveraged leases	$ 2,248	$ 2,191